Future Minimum Time Charter Revenue, Detail (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Future Minimum Time Charter Revenue
2020	$ 40,395
2021	31,293
2022	19,405
2023	17,805
2024	9,719
Thereafter	59,798
Total	$ 178,415